UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Global Balanced Fund

January 31, 2018

GBL-QTLY-0318
1.813033.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.2%
		Shares	Value
Australia - 1.6%
Abacus Property Group unit		69,825	$203,679
Amcor Ltd.		25,970	304,692
Arena (REIT) unit		145,350	268,212
Aristocrat Leisure Ltd.		10,712	206,298
Aub Group Ltd.		21,584	225,231
Australia & New Zealand Banking Group Ltd.		29,674	683,385
Bapcor Ltd.		49,848	234,578
Beacon Lighting Group Ltd.		153,708	210,558
BHP Billiton Ltd.		17,495	427,843
Blue Sky Alternative Investments Ltd.		39,766	444,763
BWX Ltd. (a)		49,280	299,809
Commonwealth Bank of Australia		17,100	1,086,764
Corporate Travel Management Ltd.		10,316	168,248
CSL Ltd.		5,470	645,379
Hansen Technologies Ltd.		85,761	262,604
HUB24 Ltd. (b)		44,273	381,368
Magellan Financial Group Ltd.		12,485	277,164
Netwealth Group Ltd.		69,949	349,462
NIB Holdings Ltd.		70,896	383,329
realestate.com.au Ltd.		5,284	313,590
SpeedCast International Ltd.		39,265	172,753
Sydney Airport unit		45,794	251,294
Technology One Ltd.		28,103	111,415
Woodside Petroleum Ltd.		12,087	322,579

TOTAL AUSTRALIA			8,234,997

Bailiwick of Jersey - 0.1%
Randgold Resources Ltd.		402	40,614
Wizz Air Holdings PLC (b)(c)		11,000	540,863

TOTAL BAILIWICK OF JERSEY			581,477

Bermuda - 0.7%
Dairy Farm International Holdings Ltd.		22,800	193,800
Hongkong Land Holdings Ltd.		34,700	249,840
Man Wah Holdings Ltd.		90,000	95,722
Tai Cheung Holdings Ltd.		99,000	123,139
Vostok Emerging Finance Ltd. (depository receipt) (b)		3,064,486	836,133
Vostok New Ventures Ltd. (depositary receipt) (b)		204,561	1,806,805

TOTAL BERMUDA			3,305,439

Canada - 1.0%
Agnico Eagle Mines Ltd. (Canada)		1,260	59,609
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		2,870	150,150
Allied Properties (REIT)		1,000	33,618
AutoCanada, Inc.		800	14,959
Bank of Nova Scotia		1,480	98,330
Barrick Gold Corp.		1,950	28,045
Brookfield Asset Management, Inc. Class A		980	41,017
BRP, Inc.		420	17,367
Canadian Energy Services & Technology Corp.		7,210	34,878
Canadian National Railway Co.		1,880	150,675
Canadian Natural Resources Ltd.		3,510	119,825
Canadian Pacific Railway Ltd.		990	183,303
Cara Operations Ltd.		880	19,274
CCL Industries, Inc. Class B		1,070	51,177
Celestica, Inc. (sub. vtg.) (b)		2,000	20,211
Cenovus Energy, Inc.		5,790	55,217
CGI Group, Inc. Class A (sub. vtg.) (b)		1,870	107,031
CI Financial Corp.		2,290	55,128
Cogeco Communications, Inc.		520	32,215
Constellation Software, Inc.		110	71,107
Enbridge, Inc.		2,390	87,497
ERO Copper Corp.		1,600	10,016
Fairfax India Holdings Corp. (b)		330	6,092
Franco-Nevada Corp.		1,040	79,522
George Weston Ltd.		1,080	94,583
Gluskin Sheff + Associates, Inc.		900	11,583
Hydro One Ltd. (c)		1,930	34,850
Intact Financial Corp.		710	59,530
Jean Coutu Group, Inc. Class A (sub. vtg.)		1,270	25,028
Lundin Mining Corp.		100,900	713,224
Lundin Mining Corp. (Sweden)		6,980	50,449
Magna International, Inc. Class A (sub. vtg.)		400	22,849
Manulife Financial Corp.		9,860	209,224
Methanex Corp.		520	32,823
Metro, Inc. Class A (sub. vtg.)		1,100	36,810
North West Co., Inc.		1,150	27,245
Nutrien Ltd. (b)		3,033	158,678
NuVista Energy Ltd. (b)		2,400	16,976
Open Text Corp.		1,480	50,681
Peyto Exploration & Development Corp.		2,400	21,893
Pinnacle Renewable Holds, Inc. (b)		1,600	14,634
Power Corp. of Canada (sub. vtg.)		4,850	123,774
PrairieSky Royalty Ltd.		4,168	103,217
Premier Gold Mines Ltd. (b)		6,130	17,294
Quebecor, Inc. Class B (sub. vtg.)		2,330	45,463
Rogers Communications, Inc. Class B (non-vtg.)		1,960	95,658
Royal Bank of Canada		5,920	506,906
ShawCor Ltd. Class A		1,180	26,632
Stantec, Inc.		1,340	38,980
Suncor Energy, Inc.		8,882	321,774
TELUS Corp.		4,400	165,662
The Toronto-Dominion Bank		7,980	485,418
TMX Group Ltd.		770	48,435
Torex Gold Resources, Inc. (b)		400	4,127
Toromont Industries Ltd.		620	27,073
TransForce, Inc.		1,450	37,488
Western Forest Products, Inc.		19,150	44,528
Wheaton Precious Metals Corp.		2,530	54,652

TOTAL CANADA			5,254,404

Cayman Islands - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (b)		11,405	2,329,927
CK Hutchison Holdings Ltd.		34,000	458,975
International Housewares Retail Co. Ltd.		980,600	186,777
JD.com, Inc. sponsored ADR (b)		19,000	935,370
NetEase, Inc. ADR		1,100	352,176
SITC International Holdings Co. Ltd.		163,000	187,532
Tencent Holdings Ltd.		11,900	703,141

TOTAL CAYMAN ISLANDS			5,153,898

China - 0.0%
Shenzhen Expressway Co. (H Shares)		144,000	151,314
Denmark - 0.3%
A.P. Moller - Maersk A/S Series B		799	1,426,191
France - 0.9%
Capgemini SA		12,000	1,593,405
Kering SA		1,500	759,456
Thales SA		1,600	179,498
The Vicat Group		8,400	691,965
Wendel SA		8,000	1,490,853

TOTAL FRANCE			4,715,177

Germany - 1.9%
adidas AG		4,600	1,069,695
Bertrandt AG		6,800	872,114
Fresenius Medical Care AG & Co. KGaA		9,700	1,118,041
Fresenius SE & Co. KGaA		4,400	385,020
Hannover Reuck SE		5,300	724,482
LEG Immobilien AG		13,427	1,513,996
MTU Aero Engines Holdings AG		7,600	1,361,583
SAP SE		20,257	2,291,888

TOTAL GERMANY			9,336,819

Hong Kong - 0.4%
AIA Group Ltd.		123,400	1,056,905
Dah Sing Financial Holdings Ltd.		36,800	248,386
Power Assets Holdings Ltd.		42,500	377,861
Techtronic Industries Co. Ltd.		33,000	219,785

TOTAL HONG KONG			1,902,937

Hungary - 0.1%
OTP Bank PLC		9,400	435,794
India - 0.1%
Reliance Industries Ltd.		37,500	567,161
Ireland - 0.9%
CRH PLC		600	22,283
DCC PLC (United Kingdom)		8,100	851,633
Paddy Power Betfair PLC (Ireland)		13,400	1,553,874
Ryanair Holdings PLC sponsored ADR (b)		8,082	991,742
United Drug PLC (United Kingdom)		79,617	927,528

TOTAL IRELAND			4,347,060

Israel - 0.0%
Sarine Technologies Ltd.		167,900	140,791
Italy - 0.9%
Banca Generali SpA		20,500	767,626
Buzzi Unicem SpA		26,000	763,429
Prada SpA		294,300	1,202,008
UniCredit SpA		69,800	1,537,872
UniCredit SpA rights 2/21/18 (b)		73,700	365

TOTAL ITALY			4,271,300

Japan - 5.4%
Bank of Kyoto Ltd.		4,400	247,912
Chikaranomoto Holdings Co. Ltd. (a)		18,800	385,161
Chugai Pharmaceutical Co. Ltd.		6,800	359,395
Daikin Industries Ltd.		3,500	422,313
Daito Trust Construction Co. Ltd.		2,800	490,739
Disco Corp.		2,100	495,258
East Japan Railway Co.		7,100	708,685
Eiken Chemical Co. Ltd.		7,200	319,457
Funai Soken Holdings, Inc.		19,350	460,125
Hoya Corp.		14,900	765,309
Hulic Co. Ltd.		29,800	378,862
Japan Meat Co. Ltd.		21,600	371,831
Kao Corp.		11,000	764,376
Keyence Corp.		2,000	1,222,215
KH Neochem Co. Ltd.		11,000	321,459
Kirindo Holdings Co. Ltd.		12,700	224,834
Misumi Group, Inc.		18,400	557,085
Mitsui Fudosan Co. Ltd.		15,000	395,038
Money Forward, Inc.		4,300	135,048
Morinaga & Co. Ltd.		6,700	348,228
Nakanishi, Inc.		10,660	580,696
Nidec Corp.		5,500	885,191
Nifco, Inc.		5,100	357,822
Nihon Parkerizing Co. Ltd.		14,900	258,976
Nintendo Co. Ltd.		2,100	951,121
Nissan Chemical Industries Co. Ltd.		14,100	576,510
Nitori Holdings Co. Ltd.		5,900	941,370
NTT DOCOMO, Inc.		24,300	603,792
Olympus Corp.		11,100	427,617
Open House Co. Ltd.		13,500	793,643
ORIX Corp.		52,900	990,906
PALTAC Corp.		11,100	492,806
Panasonic Corp.		52,900	785,417
Paramount Bed Holdings Co. Ltd.		3,200	168,670
PeptiDream, Inc. (a)(b)		9,000	369,847
Pilot Corp.		8,800	437,329
Renesas Electronics Corp. (b)		22,600	266,323
Santen Pharmaceutical Co. Ltd.		28,500	462,769
SK Kaken Co. Ltd.		2,300	262,735
SMC Corp.		1,600	788,534
SMS Co., Ltd.		14,600	518,882
SoftBank Corp.		13,400	1,113,378
Sosei Group Corp. (b)		1,100	118,063
Start Today Co. Ltd.		22,400	661,860
Subaru Corp.		22,700	756,103
Sundrug Co. Ltd.		12,500	537,966
The Suruga Bank Ltd.		29,600	600,116
Tokyo Century Corp.		6,400	346,271
Toto Ltd.		10,800	620,097
Tsuruha Holdings, Inc.		4,600	642,433
Welcia Holdings Co. Ltd.		11,000	468,039

TOTAL JAPAN			27,158,612

Liberia - 0.2%
Royal Caribbean Cruises Ltd.		6,500	868,075
Luxembourg - 0.3%
B&M European Value Retail S.A.		177,095	1,045,774
Orion Engineered Carbons SA		7,000	206,150
Samsonite International SA		55,500	240,513

TOTAL LUXEMBOURG			1,492,437

Malta - 0.2%
Kambi Group PLC (b)		56,100	750,383
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		172,000	214,377
Netherlands - 0.7%
Intertrust NV (c)		109,300	2,001,596
Unilever NV (Certificaten Van Aandelen) (Bearer)		28,000	1,616,220
uniQure B.V. (b)		7,000	129,500

TOTAL NETHERLANDS			3,747,316

New Zealand - 0.0%
Fisher & Paykel Healthcare Corp.		5	49
Ryman Healthcare Group Ltd.		26,625	214,853

TOTAL NEW ZEALAND			214,902

Norway - 0.7%
Schibsted ASA (A Shares)		74,600	2,397,024
Statoil ASA sponsored ADR		40,000	937,600

TOTAL NORWAY			3,334,624

Singapore - 0.1%
Broadcom Ltd.		900	223,227
Wing Tai Holdings Ltd.		99,000	182,635

TOTAL SINGAPORE			405,862

Spain - 0.8%
Aedas Homes SAU (c)		3,055	119,098
Amadeus IT Holding SA Class A		15,700	1,217,881
Grifols SA		26,500	852,467
Prosegur Cash SA (c)		393,900	1,359,549
Prosegur Compania de Seguridad SA (Reg.)		43,000	357,691

TOTAL SPAIN			3,906,686

Sweden - 2.6%
Arjo AB (b)		437,471	1,432,347
Dometic Group AB (c)		109,200	1,180,705
Essity AB Class B		42,400	1,269,864
Getinge AB (B Shares)		138,471	1,896,093
Indutrade AB		54,900	1,693,004
Investor AB (B Shares)		35,634	1,741,476
Nobia AB		34,800	281,097
Securitas AB (B Shares)		147,700	2,733,797
Svenska Cellulosa AB (SCA) (B Shares)		84,200	871,289

TOTAL SWEDEN			13,099,672

Switzerland - 0.4%
EDAG Engineering Group AG		16,200	329,855
Swatch Group AG (Bearer)		3,710	1,700,043

TOTAL SWITZERLAND			2,029,898

United Kingdom - 3.0%
BP PLC sponsored ADR		18,180	777,922
British American Tobacco PLC (United Kingdom)		20,900	1,428,446
Dechra Pharmaceuticals PLC		49,400	1,683,374
Diploma PLC		64,100	1,063,025
Imperial Tobacco Group PLC		555	22,841
International Personal Finance PLC		272,457	767,507
Micro Focus International PLC		27,645	843,913
NCC Group Ltd.		694,500	1,982,033
Prudential PLC		86,920	2,352,932
Rolls-Royce Holdings PLC		119,600	1,484,066
Standard Chartered PLC (United Kingdom) (b)		137,781	1,603,370
Standard Life PLC		125,892	760,572
The Weir Group PLC		12,100	379,510

TOTAL UNITED KINGDOM			15,149,511

United States of America - 30.9%
A.O. Smith Corp.		7,000	467,460
Activision Blizzard, Inc.		46,900	3,476,697
Adobe Systems, Inc. (b)		44,100	8,809,416
Adtalem Global Education, Inc. (b)		19,000	874,000
Agilent Technologies, Inc.		20,400	1,497,972
Alphabet, Inc. Class A (b)		5,200	6,147,544
Amazon.com, Inc. (b)		3,100	4,497,759
American Tower Corp.		3,200	472,640
Amgen, Inc.		3,230	600,942
Amphenol Corp. Class A		16,600	1,539,982
Apple, Inc.		5,100	853,893
Autoliv, Inc. (depositary receipt)		17,100	2,575,883
Bank of America Corp.		212,000	6,784,000
BlackRock, Inc. Class A		4,100	2,303,380
bluebird bio, Inc. (b)		1,900	389,310
Boston Scientific Corp. (b)		9,900	276,804
CBOE Holdings, Inc.		12,500	1,679,875
Charles Schwab Corp.		124,000	6,614,160
Chevron Corp.		55,500	6,956,925
Dollar Tree, Inc. (b)		22,000	2,530,000
DowDuPont, Inc.		49,000	3,703,420
Facebook, Inc. Class A (b)		15,100	2,822,039
Flowserve Corp.		3,700	167,684
FMC Corp.		16,600	1,516,078
Harris Corp.		6,400	1,020,032
Humana, Inc.		22,800	6,425,724
Intuit, Inc.		40,300	6,766,370
Lennar Corp. Class A		14,000	877,240
Lowe's Companies, Inc.		12,000	1,256,760
Marriott International, Inc. Class A		13,500	1,989,090
MasterCard, Inc. Class A		10,500	1,774,500
McCormick & Co., Inc. (non-vtg.)		5,000	543,850
Microsoft Corp.		78,000	7,410,780
Morgan Stanley		16,000	904,800
MSCI, Inc.		20,600	2,868,138
Nektar Therapeutics (b)		300	25,083
Netflix, Inc. (b)		3,000	810,900
New Relic, Inc. (b)		2,000	119,460
Norfolk Southern Corp.		13,000	1,961,440
Northrop Grumman Corp.		8,000	2,724,240
NVIDIA Corp.		4,000	983,200
OptiNose, Inc. (a)		19,200	363,840
PayPal Holdings, Inc. (b)		71,500	6,100,380
Phillips 66 Co.		23,000	2,355,200
Red Hat, Inc. (b)		7,000	919,660
ResMed, Inc. CDI		27,980	281,152
RingCentral, Inc. (b)		7,600	412,680
S&P Global, Inc.		41,183	7,458,241
Southwest Airlines Co.		7,000	425,600
Square, Inc. (b)		175,000	8,209,250
T. Rowe Price Group, Inc.		14,000	1,562,820
TD Ameritrade Holding Corp.		11,000	613,690
The AES Corp.		54,000	624,240
Twitter, Inc. (b)		20,000	516,200
Union Pacific Corp.		33,000	4,405,500
UnitedHealth Group, Inc.		19,900	4,711,922
Visa, Inc. Class A		14,900	1,851,027
Walmart, Inc.		70,000	7,462,000
Workday, Inc. Class A (b)		5,000	599,450

TOTAL UNITED STATES OF AMERICA			154,892,322

TOTAL COMMON STOCKS
(Cost $199,729,253)			277,089,436

Nonconvertible Preferred Stocks - 0.4%
Italy - 0.2%
Buzzi Unicem SpA (Risparmio Shares)		47,253	795,524
Spain - 0.2%
Grifols SA Class B		45,200	1,121,107
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,285,588)			1,916,631

Investment Companies - 8.5%
United States of America - 8.5%
iShares 20+ Year Treasury Bond ETF		54,600	6,701,058
iShares Barclays TIPS Bond ETF		73,592	8,323,991
iShares S&P 500 Index ETF		66,961	19,026,968
SPDR DB International Government Inflation-Protected Bond ETF		146,886	8,813,160
TOTAL INVESTMENT COMPANIES
(Cost $40,151,732)			42,865,177
		Principal Amount(d)	Value

Government Obligations - 31.6%
Canada - 0.6%
Canadian Government:
0.5% 11/1/18	CAD	2,850,000	2,300,182
3.5% 12/1/45	CAD	850,000	847,077

TOTAL CANADA			3,147,259

France - 2.2%
French Government:
2% 5/25/48 (c)	EUR	500,000	653,564
2.25% 5/25/24	EUR	4,500,000	6,244,394
4% 4/25/18	EUR	3,375,000	4,232,385

TOTAL FRANCE			11,130,343

Germany - 4.4%
German Federal Republic:
0% 3/15/19	EUR	10,250,000	12,815,872
0.25% 2/15/27	EUR	5,775,000	6,968,662
2.5% 8/15/46	EUR	1,525,000	2,448,498

TOTAL GERMANY			22,233,032

Italy - 2.8%
Buoni del Tesoro Poliennali:
1.35% 4/15/22	EUR	5,900,000	7,541,706
2.2% 6/1/27	EUR	3,500,000	4,429,804
2.7% 3/1/47 (c)	EUR	1,837,000	2,139,961

TOTAL ITALY			14,111,471

Japan - 6.8%
Japan Government:
0.1% 12/20/20	JPY	295,000,000	2,717,286
0.4% 3/20/56	JPY	500,000,000	3,788,999
0.9% 6/20/22	JPY	2,869,800,000	27,418,588

TOTAL JAPAN			33,924,873

Portugal - 0.5%
Republic of Portugal 2.125% 10/17/28	EUR	1,962,500	2,476,106
Spain - 1.1%
Spanish Kingdom:
0.45% 10/31/22	EUR	900,000	1,120,313
1.45% 10/31/27	EUR	1,400,000	1,740,995
2.9% 10/31/46(Reg. S) (c)	EUR	2,000,000	2,676,201

TOTAL SPAIN			5,537,509

United Kingdom - 2.0%
United Kingdom, Great Britain and Northern Ireland 1.25% 7/22/18	GBP	5,075,000	7,234,129
United Kingdom, Great Britain and Northern Ireland Treasury Indexed-Linked GILT 2.5% 7/22/65 (Reg. S)	GBP	1,400,000	2,490,423

TOTAL UNITED KINGDOM			9,724,552

United States of America - 11.2%
U.S. Treasury Bonds 2.5% 2/15/46		5,050,000	4,623,906
U.S. Treasury Inflation-Indexed Notes 0.375% 7/15/27		8,067,040	7,920,788
U.S. Treasury Notes:
0.75% 8/31/18		14,100,000	14,020,137
1.25% 3/31/19		5,100,000	5,056,371
1.25% 3/31/21		16,350,000	15,807,768
1.75% 5/15/22		9,150,000	8,885,508

TOTAL UNITED STATES OF AMERICA			56,314,478

TOTAL GOVERNMENT OBLIGATIONS
(Cost $157,609,417)			158,599,623
		Shares	Value

Equity Central Funds - 3.5%
Fidelity Commodity Strategy Central Fund (e)		927,851	6,467,121
Fidelity Emerging Markets Equity Central Fund (e)		41,464	11,279,037
TOTAL EQUITY CENTRAL FUNDS
(Cost $13,752,689)			17,746,158

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.39% (f)		4,067,033	4,067,847
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)		797,502	797,581
TOTAL MONEY MARKET FUNDS
(Cost $4,865,427)			4,865,428
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $417,394,106)			503,082,453
NET OTHER ASSETS (LIABILITIES) - (0.2)%			(1,215,492)
NET ASSETS - 100%			$501,866,961

Currency Abbreviations

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,706,387 or 2.1% of net assets.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,078
Fidelity Commodity Strategy Central Fund	24,124
Fidelity Emerging Markets Equity Central Fund	591,138
Fidelity Securities Lending Cash Central Fund	18,446
Total	$656,786

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$6,160,931	$--	$--	$--	$306,190	$6,467,121	0.8%
Fidelity Emerging Markets Equity Central Fund	11,878,674	--	1,383,561	339,606	444,318	11,279,037	1.2%
Total	$18,039,605	$--	$1,383,561	$339,606	$750,508	$17,746,158

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$35,604,786	$31,209,613	$4,395,173	$--
Consumer Staples	16,528,353	10,125,980	6,402,373	--
Energy	12,705,296	12,705,296	--	--
Financials	55,941,839	51,403,337	4,538,502	--
Health Care	28,550,330	22,739,359	5,810,971	--
Industrials	33,615,053	27,251,628	6,363,425	--
Information Technology	75,375,605	68,791,729	6,583,876	--
Materials	12,057,095	10,146,675	1,910,420	--
Real Estate	5,225,139	3,166,857	2,058,282	--
Telecommunication Services	2,365,620	648,450	1,717,170	--
Utilities	1,036,951	1,036,951	--	--
Investment Companies	42,865,177	42,865,177	--	--
Government Obligations	158,599,623	--	158,599,623	--
Equity Central Funds	17,746,158	17,746,158	--	--
Money Market Funds	4,865,428	4,865,428	--	--
Total Investments in Securities:	$503,082,453	$304,702,638	$198,379,815	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2018